UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2007
                                                   -----------------

Check here if Amendment [   ];               Amendment Number:
                                                              ------

     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Ecofin Limited
               -------------------------------
Address:       15 Buckingham Street
               -------------------------------
               London WC2N 6DU, United Kingdom
               -------------------------------
Form 13F File Number:     028-12086
                          --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          John Murray
               -------------------
Title:         Chairman
               -------------------
Phone:         +44 (0)20 7451 2941
               -------------------

Signature, Place, and Date of Signing:

          /s/ John Murray     London, United Kingdom     February 13, 2008
          ---------------     ----------------------     -----------------

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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:           0
                                             ----------
Form 13F Information Table Entry Total:      35
                                             ----------
Form 13F Information Table Value Total:      $1,223,956
                                             ----------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name
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                            Title of                      Value     Shares/          Put/  Investment   Other    Voting Authority
Security                      Class           CUSIP     (x$1,000)   Prn Amt  Sh/Prn  Call  Discretion  Managers  Sole  Shared None
ADA-ES INC                     COM            005208103    1,363    180,113   SH             Sole              180,113
AGL RESOURCES INC              COM            001204106   22,598    600,372   SH             Sole              600,372
AMERICAN ELECTRIC POWER        COM            025537101   37,011    794,901   SH             Sole              794,901
ARCH COAL INC                  COM            039380100   21,582    480,355   SH             Sole              480,355
CEMIG SA -SPONS ADR (US*)      SPON ADR       204409601      683     37,025   SH             Sole               37,025
CENTERPOINT ENERGY INC         COM            15189T107   25,177  1,469,750   SH             Sole            1,469,750
CHENIERE ENERGY INC            COM            16411R208   61,524  1,884,935   SH             Sole            1,884,935
CMS ENERGY CORP                COM            125896100   49,309  2,837,113   SH             Sole            2,837,113
COMVERGE INC                   COM            205859101   10,309    327,372   SH             Sole              327,372
CONSTELLATION ENERGY GROUP     COM            210371100   17,975    175,317   SH             Sole              175,317
DOMINION RESOURCES INC/VA      COM            25746U109   26,799    564,785   SH             Sole              564,785
DYNEGY INC-CL A                COM            26817G102   36,243  5,076,012   SH             Sole            5,076,012
EMERSON ELECTRIC CO            COM            291011104    5,282     93,227   SH             Sole               93,227
EMPRESA NAC ELEC-CHIL-SP ADR   SPON ADR       29244T101   11,057    294,300   SH             Sole              294,300
ENERGYSOUTH INC                COM            292970100    9,033    155,741   SH             Sole              155,741
ENTERGY CORP                   COM            29364G103   83,778    700,955   SH             Sole              700,955
ENTERGY CORP NEW               EQUITY UNIT    29364G202    7,146     99,600   SH             Sole               99,600
EXELON CORP                    COM            30161N101  125,259  1,534,286   SH             Sole            1,534,286
FPL GROUP INC                  COM            302571104  202,904  2,993,564   SH             Sole            2,993,564
ITC HOLDINGS CORP              COM            465685105  123,857  2,195,273   SH             Sole            2,195,273
NISOURCE INC                   COM            65473P105   16,016    847,856   SH             Sole              847,856
NRG 5 3/4 (UN*)                PFD CONV MAND  629377870   24,420     65,000   SH             Sole               65,000
NRG ENERGY INC                 COM NEW        629377508   30,295    699,012   SH             Sole              699,012
OGE ENERGY CORP                COM            670837103   37,156  1,023,865   SH             Sole            1,023,865
P G AND E CORP                 COM            69331C108   46,416  1,077,182   SH             Sole            1,077,182
PEPCO HOLDINGS INC             COM            713291102   10,507    358,232   SH             Sole              358,232
PPL CORPORATION                COM            69351T106   23,476    450,685   SH             Sole              450,685
PUBLIC SERVICE ENTERPRISE GP   COM            744573106   36,372    370,240   SH             Sole              370,240
QUANTA SERVICES INC            COM            74762E102      470     17,923   SH             Sole               17,923
QUESTAR CORP                   COM            748356102    6,405    118,383   SH             Sole              118,383
SHAW GROUP INC                 COM            820280105    6,512    107,750   SH             Sole              107,750
SOUTH JERSEY INDUSTRIES        COM            838518108   11,341    314,251   SH             Sole              314,251
SPY US January 08 Puts (148)   UNIT SER 1     78462F103      509      1,500   SH             Sole                1,500
UGI CORP                       COM            902681105    8,324    305,480   SH             Sole              305,480
WILLIAMS COS INC               COM            969457100   86,848  2,427,285   SH             Sole            2,427,285


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